Share-based Compensation Expense	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Expense
Note 6. Share-based compensation expense
The Company maintains the Starry, Inc. Amended and Restated 2014 Stock Option and Grant Plan (the “Starry Stock Plan”). The Starry Stock Plan provides our employees (including the named executive officers), consultants, directors and other key persons and those of our any subsidiary the opportunity to participate in the equity appreciation of our business through the receipt of stock options to purchase shares of our common stock, restricted stock and restricted stock units. We believe that such awards encourage a sense of proprietorship and stimulate interest in our development and financial success. The Starry Stock Plan is no longer available for use for the grant of future awards, but will continue to govern the terms of awards that were previously granted and that remain outstanding.
In connection with the Business Combination, the Board of Directors adopted the Starry Group Holdings, Inc. 2022 Equity Incentive Plan (“Equity Incentive Plan”), under which the Company may grant cash and equity incentive awards to directors, employees (including named executive officers) and consultants. The Equity Incentive Plan became effective on March 29, 2022 and replaced the Starry Stock Plan, allowing the Company to grant up to 22,775,288 shares of Class A common stock.
The Board of Directors also adopted the Starry Group Holdings, Inc. 2022 Employee Stock Purchase Plan (the “ESPP”) in connection with the Business Combination, under which employees (including named executive officers) may purchase common stock through payroll deductions of up to 20% of their eligible compensation. The ESPP became effective on March 29, 2022 with no activity for the six months ended June 30, 2022.
During the six months ended June 30, 2022, pursuant to the Equity Incentive Plan, the Company granted 8,934,371 restricted stock units (“RSUs”) which will vest over a period of four years (the “service-based RSUs”). The estimated grant date fair value of the service-based RSUs granted during the six months ended June 30, 2022 totaled $36,708. As of June 30, 2022, there was approximately $36,670 of unrecognized share-based compensation expense related to the service-based RSUs, which is expected to be recognized over a weighted-average period of 3.8 years.
In May 2021 and September 2021, pursuant to the Starry Stock Plan, the Company granted 736,315 and 82,697 shares of RSUs (the “2021 RSUs”), respectively, to employees in exchange for employment services. The 2021 RSUs have a service condition of 4 years and performance condition that is linked to the occurrence of a liquidity event. The liquidity event requirement was to be satisfied on the first to occur of: (1) the day following the expiration of the lock up period that is in effect following a listing event (defined below), provided that a termination event has not occurred prior to such time and (2) the consummation of a sale event. A listing event was defined as (i) an initial public offering or direct listing of any class of common stock of the Company or any parent or subsidiary or successor of the Company formed for the purpose of effecting such transaction or (ii) a merger (or similar transaction) with a special purpose acquisition company, the result of which is that any class of common stock of the Company or the parent or successor entity of the Company is listed on the New York Stock Exchange, the Nasdaq Stock Market or other securities exchange. The grant-date fair value of the RSUs was $1.47 per share. Due to the consummation of the Business Combination on March 29, 2022, the Company has recognized $4,034 of share-based compensation expense for RSUs since the listing event occurred and the satisfaction of the liquidity event will be achieved solely based on the passage of time (i.e., the expiration of the lock up period). As of June 30, 2022, there was approximately $2,638 of unrecognized share-based compensation expense related to the 2021 RSUs, which is expected to be recognized over a weighted-average period of 1.1 years.
During the six months ended June 30, 2022 and 2021, the Company granted 0 and 5,141,000 options, respectively, to certain employees which will vest over a period of four years. The estimated grant date fair value of the options granted during the six months ended June 30, 2022 and 2021 totaled $0 and $1,927, respectively.
Share-based compensation expense related to stock options for the six months ended June 30, 2022 and 2021 was $627 and $578, respectively, and is included within research and development expense and selling, general and administrative expense on the accompanying condensed consolidated statements of operations. As of June 30, 2022, there was approximately $2,750 of unrecognized compensation cost related to stock options which is expected to be recognized over a weighted-average period of 2.5 years.

Starry, Inc [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Expense
Note 6. Share-based compensation expense
In December 2014, the Board of directors and stockholders approved the Starry, Inc. 2014 Stock Option and Grant Plan, which was subsequently amended and restated in November 2016. The Amended and Restated 2014 Stock Option and Grant Plan was amended further in December 2017, March 2019 and March 2021 (as amended, the “2014 Plan”), allowing the Company to grant up to 10,813,498 shares of the
Company’s non-voting common
shares. The 2014 Plan permits the granting of various awards including stock options (including both nonqualified options and incentive options) and restricted stock awards to employees, officers, directors and non-employee consultants
of the Company. An aggregate of 2,201,635
non-voting common
shares were available to issue under the 2014 Plan as of December 31, 2021.
The 2014 Plan is administered by the Board. The selection of participants, allotment of shares, determination of price and other conditions are determined by the Board at its sole discretion in order to attract and retain personnel instrumental to the success of the Company. As of December 31, 2021 and 2020, only stock options and restricted stock awards have been granted to employees, directors, consultants and advisors.
Under the 2014 Plan, the option exercise price for all grantees equals the stock’s estimated fair value on the date of the grant. The Board determined the fair value of common stock at the time of grant by considering a number of objective and subjective factors, including independent third-party valuations of the Company’s common stock, operating and financial performance, the lack of liquidity of capital stock and general and industry-specific economic outlook, amongst other factors. The Company believes the fair value of stock options granted to nonemployees is more readily determinable than the fair value of services rendered.
The fair value of the underlying common stock will be determined by the Company’s Board until such time the Company’s common stock is listed on an established exchange or national market system.
The fair value of each option is estimated on the date of the grant using the Black-Scholes option-pricing model in order to measure the compensation cost associated with the award. This model incorporates certain assumptions for inputs including an expected volatility in the market value of the underlying common stock, expected term, a risk-free interest rate and the expected dividend yield of the underlying common stock.
The following assumptions were used for options issued during the years ended December 31, 2021 and 2020:

	December 31,
	2021	2020
Expected volatility	27.8% - 28.2%	24.0% - 28.1%
Expected term (in years)	5.4 - 6.1	5.0 - 6.1
Risk-free interest rate	0.8% - 1.1%	0.4% - 1.7%
Expected dividend yield	$0.00	$0.00

•
Expected volatility:
The expected volatility was determined by examining the historical volatilities of a group of industry peers, as the Company did not have any trading history for the Company’s common stock.

•
Expected term:
 For employees, the expected term is determined using the “simplified” method, as prescribed by the SEC’s Staff Accounting Bulletin No. 107,
 Share-Based Payment
, to estimate on a formula basis the expected term of the Company’s employee stock options which are considered to have “plain vanilla” characteristics.

•
Risk-free interest rate:
 The risk-free interest rate was based upon quoted market yields for the United States Treasury instruments with terms that were consistent with the expected term of the Company’s stock options.

•	Expected dividend yield: The expected dividend yield was based on the Company’s history and management’s current expectation regarding future dividends.
Employee and nonemployee stock options generally vest over four years, with a maximum term of ten years from the date of grant. The awards become available to the recipient upon the satisfaction of a vesting condition based upon either a period of service or the achievement of a milestone, either of which may be accelerated at the discretion of the Board. Share-based compensation expense is recognized on a straight-line basis over the applicable vesting period.
Stock options:
 A summary of stock option award activity for the year ended December 31, 2021 is presented below:

Options	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding at January 1, 2021	8,089,996	$1.79	7.3	$11,053
Expired	(66,616)	2.39
Granted	1,295,362	7.23
Exercised	(600,943)	1.25
Cancelled or forfeited	(660,714)	3.15

Outstanding at December 31, 2021	8,057,085	$2.55	6.5	$58,469

Exercisable at January 1, 2021	4,614,863	$1.14	6.2	$9,371

Exercisable at December 31, 2021	5,262,716	$1.47	5.4	$44,060

There were no options with an exercise price greater than the market price on December 31, 2021 to exclude from the intrinsic value computation. The intrinsic value of stock options exercised during the years ended December 31, 2021 and 2020 was $3,174 and $618, respectively, as determined on the date of exercise. There were no stock options awarded to non-employees during
the years ended December 31, 2021.
Share-based compensation expense for the years ended December 31, 2021 and 2020 were $1,310 and $960, respectively, and is included within research and development as well as selling, general and administrative expense on the accompanying consolidated statements of operations. As of December 31, 2021, there was approximately $3,236 of unrecognized compensation cost related to unvested stock options which is expected to be recognized over a weighted-average period of 2.4 years.
RSUs:
In May 2021 and September 2021, pursuant to the Company’s Amended and Restated 2014 Stock Option Grant Plan, the Company granted 736,315 and 82,697 shares of restricted stock units (“RSUs”), respectively, to employees in exchange for employment services. The RSUs have a service condition of 4 years and performance condition that is linked to the occurrence of a liquidity event. The liquidity event requirement will be satisfied on the first to occur of: (1) the day following the expiration of the lock up period that is in effect following a listing event (defined below), provided that a termination event has not occurred prior to such time and (2) the consummation of a sale event. A listing event is defined as (i) an initial public offering or direct listing of any class of common stock of the Company or any parent or subsidiary or successor of the Company formed for the purpose of effecting such transaction or (ii) a merger (or similar transaction) with a special purpose acquisition company, the result of which is that any class of common stock of the Company or the parent or successor entity of the Company is listed on the New York Stock Exchange, the Nasdaq Stock Market or other securities exchange. The grant-date fair value of the RSUs is $7.99 per share. The Company has not recognized any compensation expense for the RSUs since the defined liquidity event has not occurred as of December 31, 2021. As of December 31, 2021, there was approximately $6,536 of unrecognized share-based compensation expense related to unvested RSUs, which is expected to be recognized over a weighted-average period of 3.3 years.